STATEMENT OF CASH FLOWS (Details) - Schedule of consolidated statement of cash flow for the exercise - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of consolidated statement of cash flow for the exercise [Abstract]
Net cash flows from (used in) operating activities	$ 18,347	$ 118,797
Net cash flows from (used in) investment activities	(13,872)	64,516
Net cash flows from (used in) financing activities		(56,866)
Effects of variation in the exchange rate on cash and cash equivalents	(4,475)	(126,447)
Net increase (decrease) in cash and cash equivalents